Nature of Operations	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Bantek, Inc. (f/k/a DRONE USA, INC.) ("Bantek") is an Unmanned Aerial Vehicles ("UAV") and related services and technology company that intends to engage in the distribution and integration of advanced low altitude UAV systems, services and products. Bantek also provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co., ("Howco") (collectively, the "Company") to the United States Department of Defense and Defense Logistics Agency. The Company has operations based in Pine Brook, New Jersey and Vancouver, Washington. The Company continues to seek strategic acquisitions and partnerships with UAV firms that offer superior technologies in high-growth markets, as well as acquisitions and partnerships with firms that have complementary technologies and infrastructure.

On April 24, 2018 the Company amended its articles of incorporation filed with the Delaware Secretary of State changing the Company name from Drone USA, Inc. to Bantek, Inc. Acceptance of the name change by FINRA is pending.

NOTE 1 - NATURE OF OPERATIONS

Bantek, Inc. (f/k/a DRONE USA, INC.) (“Bantek”) is an Unmanned Aerial Vehicles (“UAV”) and related services and technology company that intends to engage in the distribution and integration of advanced low altitude UAV systems, services and products. Bantek also provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co., (“Howco”) (collectively, the “Company”) to the United States Department of Defense and Defense Logistics Agency. The Company has operations based in Pine Brook, New Jersey and Vancouver, Washington. The Company continues to seek strategic acquisitions and partnerships with UAV firms that offer superior technologies in high-growth markets, as well as acquisitions and partnerships with firms that have complementary technologies and infrastructure.

On April 24, 2018 the Company amended its articles of incorporation filed with the Delaware Secretary of State changing the Company name from Drone USA, Inc. to Bantek, Inc. Acceptance of the name change by FINRA is pending.